Participation In The U.S. Treasury Capital Purchase Program (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012 Series A preferred stock	Dec. 23, 2008 Series A preferred stock	May 02, 2012 U.S. Treasury Capital Purchase Program
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock value	$ 0		$ 0		$ 100,000,000
Liquidation preference per senior preferred shares	$ 0		$ 0		$ 1,000
Number of securities repurchasable						227,376
Stock repurchased during period, shares				100,000
Stock repurchased during period, value				100,000,000
Payments for repurchase of preferred stock and preference stock including unpaid dividends				101,000,000
Dividends, preferred stock, cash	1,571,000	5,000,000		972,000
Charge to retained earnings from preferred stock repurchase				1,600,000
Number of warrants repurchased						227,376
Payments for repurchase of warrants						$ 2,800,000
Repurchase price per share						$ 12.50